Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	$ 2,645	$ 2,685	$ 7,982	$ 8,042
Interest cost	6,590	6,371	19,528	18,546
Expected return on plan assets	(3,796)	(4,600)	(11,446)	(13,150)
Amortization of unrealized losses		2,129	13,537	5,730
Net periodic benefit costs	$ 10,233	$ 6,585	$ 29,601	$ 19,168